Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent events

On March 17, 2016, McDonald’s Corporation granted the Company an extension of the limited waiver, until and including March 31, 2016, for which the Company was not required to maintain the financial ratios set forth in the MFA.

As of March 29, 2016, the Company’s Brazilian subsidiary signed a four-year secured loan agreement, amounting to $167,262, with five off-shore lenders namely: Citibank, Itaú, Santander, Bank of America and JP Morgan. In order to fully convert the loan into Brazilian reais, the Brazilian subsidiary entered into a series of cross-currency interest rate swap agreements to fully hedge the principal and interest cash flows of each of the loans under the agreement. Consequently, the loan was fully converted into Brazilian reais at 3.67 per US dollar, amounting to R$ 613,850. All the terms of the cross-currency interest rate swap agreements match the terms of the secured loan agreement. After the conversion of the loan into Brazilian reais, the final interest rate of the transaction is Interbank Market reference interest rate (known in Brazil as “CDI”) plus 4.50% per year. Interest payments will be made quarterly, beginning June 2016, and principal payments will be made semi-annually, beginning September 2017. The loan is secured by certain credit and debit card receivables arising from sales in Brazilian restaurants operated by the Brazilian subsidiary and includes certain financial covenants.

On April 8, 2016, the Company launched a cash tender offer for any and all of its outstanding 2016 Notes. The offer is scheduled to expire on May 5, 2016, 67.29% of the Holders who tendered their Notes on or before April 21, 2016, received a purchase price of R$1,000 per R$1,000 principal amount of Notes. This purchase price included an early tender payment of R$30 per R$1,000 principal amount of Notes. On April 26, 2016 the Company paid $118,797 (equal to R$ 421,765 considering a settlement rate of 3,5503 $R per US dollar) related to the early tender offer, excluding accrued and unpaid interest. Holders who tender their Notes after April 21, 2016 and prior to the expiration date of the tender offer, will be entitled to receive the purchase price of R$1,000 per R$1,000 principal amount of Notes minus the early tender payment of R$30 per R$1,000 principal amount of Notes.